15. SUBSEQUENT EVENTS (UNAUDITED)	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Management has evaluated events subsequent to March 31, 2015 through the date that the accompanying consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

Reverse Split

On April 14, 2015, we completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock. The accompanying consolidated financial statements and accompanying notes have been retroactively revised to reflect such reverse stock split as if it had occurred on April 1, 2013. All share and per share amounts have been revised accordingly.

Government Contracts

Subsequent to March 31, 2015, we billed $186,164 under our DARPA contract and billed $6,344 under the Battelle subcontract and we collected $384,882 under both contracts.

Common Stock Issuances

Subsequent to March 31, 2015, we issued 951 shares of common stock as the result of rounding up of fractional shares that arose due to our reverse stock split.

June 2015 Financing – See Note 16 below